Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Disclosure of related party transactions
	Years ended December 31,
	2019	2018
Universal Mineral Services Ltd. 1
Exploration and evaluation costs:
Committee Bay	$301	$510
Homestake	154	136
Peru	221	179
Fees, salaries and other employee benefits	346	462
Insurance	3	1
Legal and professional fees	2	9
Marketing and investor relations	85	70
Office and administration	327	344
Project investigation costs	44	6
Total transactions for the year	$1,483	$1,717

	Years ended December 31,
	2019	2018
Short-term benefits provided to executives	$1,469	$1,624
Directors fees paid to non-executive directors	154	152
Share-based payments	2,244	590
	$3,867	$2,366